Servicing Activities (Components Of Servicing Valuation And Hedge Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Servicing Valuation and Hedge Activities [Line Items]
Net realized/unrealized gains (losses) included in earnings, Assets	$ (599)	$ (888)
Servicing asset valuation and hedge activities, net	(4)	(434)	(617)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Components of Servicing Valuation and Hedge Activities [Line Items]
Servicing asset valuation and hedge activities, net	556	359	(470)
Mortgage Servicing Rights [Member]
Components of Servicing Valuation and Hedge Activities [Line Items]
Net realized/unrealized gains (losses) included in earnings, Assets	$ (560)	$ (793)	$ (147)